Leases - Summary of Lessee operating lease liability maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Leases [Abstract]
Less than 1 year	¥ 49,128
1 to 2 years	38,999
2 to 3 years	26,827
3 to 4 years	17,255
4 to 5 years	14,478
More than 5 years	26,475
Total undiscounted lease payments	173,162
Less: Impact of discounting	(16,883)
Lease liabilities as reported in the consolidated balance sheets	¥ 156,279	¥ 174,132
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Lease liabilities as reported in the consolidated balance sheets	Lease liabilities as reported in the consolidated balance sheets